Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Fixed maturity securities available for sale, amortized cost	$ 760.8	$ 774.0
Common stock, par value (in dollars per share)	$ 5	$ 5
Common stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, shares issued (in shares)	1,000,000	1,000,000
Common stock, shares outstanding (in shares)	1,000,000	1,000,000